Short-Term Borrowings And Long-Term Debt (Schedule Of Maturities Of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Schedule Of Short Term And Long Term Debt [Line Items]
2016	¥ 370,279
2017	474,807
2018	683,159
2019	598,374
2020	445,719
Thereafter	1,486,766
Long-term debt	¥ 4,059,104	¥ 3,909,024